Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (215)	$ 134	$ 54
Changes in retirement plans' funded status, Gross Amount	(337)	197	(242)
Foreign currency translation, Gross Amount	125	(510)	(185)
Unrealized gain (loss) on available for sale securities, Gross Amount		(2)	(2)
Share of other comprehensive income of entities using the equity method, Gross Amount	(44)	(23)	(59)
Other comprehensive income (loss), Gross Amount	(471)	(204)	(434)
Unrealized gain (loss) on cash flow hedges, Income Taxes	49	(40)	(12)
Changes in retirement plans' funded status, Income Taxes	55	(110)	23
Unrealized gain (loss) on available for sale securities, Income Taxes		1	1
Other comprehensive income (loss), Income Taxes	104	(149)	12
Unrealized gain (loss) on cash flow hedges, Net Amount	(166)	94	42
Changes in retirement plans’ funded status	(282)	87	(219)
Foreign currency translation, Net Amount	125	(510)	(185)
Unrealized gain (loss) on available for sale securities, Net Amount		(1)	(1)
Share of other comprehensive income of entities using the equity method, Net Amount	(44)	(23)	(59)
Other comprehensive income (loss), Net Amount	$ (367)	$ (353)	$ (422)